Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of fair value, assets and liabilities measured on recurring basis
Financial assets measured at fair value on a recurring basis are classified using the fair value hierarchy in the table below:

As of December 31, 2022	Total	Level 1	Level 2
(in thousands)
Assets
Cash equivalents:
Term deposits	€159,000	€—	€159,000
Short-term investments
Term deposits	45,000	—	45,000
Investments and other assets:
Term deposits	1,351	—	1,351
Total	€205,351	€—	€205,351

As of December 31, 2021	Total	Level 1	Level 2
(in thousands)
Assets
Cash equivalents:
Money market funds	€19,922	€19,922	€—
Investments and other assets:
Term deposits	1,351	—	1,351
Total	€21,273	€19,922	€1,351